Vessel Operating Expenses	12 Months Ended
Dec. 31, 2019
Operating Expenses [Abstract]
Vessel Operating Expenses
Vessel Operating Expenses

Vessel operating expenses are comprised of the following:

	Year Ended December 31,
	2017	2018	2019
Crew wages and related costs	$30,948	$33,340	$33,655
Insurance	3,148	3,163	3,409
Repairs, maintenance and drydocking costs	3,729	6,606	8,922
Spares, stores and provisions	9,345	13,855	14,776
Lubricants	3,220	3,901	4,565
Taxes	941	842	608
Miscellaneous	1,463	1,805	2,634
Total	$52,794	$63,512	$68,569